LOSS PER SHARE (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Loss attributable to holders of ordinary shares (USD’000):
Net loss	(3,327)	(4,130)
Weighted average number of ordinary shares outstanding used in computing basic earnings per share *	3,726,200	2,440,920
Weighted average number of ordinary shares outstanding used in computing diluted earnings per share *	3,726,200	2,440,920
Income (loss) per share - basic (USD)	(0.89)	(1.69)
Income (loss) per share - diluted (USD) **	(0.89)	(1.69)

*	The number of shares reflected the one-for-six reverse split effective on March 5, 2026.

**	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended March 31, 2026 and 2025, 175 shares and 209 shares, respectively, on a weighted average basis of potential Class A ordinary shares related to outstanding Class A ordinary shares warrants were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss.